Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	to present the most current financial statements
Entity Registrant Name	Athena Bitcoin Global
Entity Central Index Key	0001095146
Entity Tax Identification Number	87-0493596
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1332 N Halsted St Suite 403
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60642
City Area Code	(312)
Local Phone Number	690-4466
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false